Other Assets and Liabilities - Additional Information (Detail) - Credit risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Number of customers | customer	23	19
Outstanding customer credit exposure	$ 10
Maximum exposure to credit risk, percentage	88.00%	82.00%
Provision for credit losses	$ 0	$ 0
Trade receivables	10
Trade receivables [member] | Subsequent Period [Member]
Disclosure of credit risk exposure [line items]
Outstanding customer credit exposure	$ 972	$ 885
Percentage of trade receivables	96.00%	97.00%
Trade receivables	$ 972	$ 885
Debtor [Member]
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days
Other Financial Assets [Member]
Disclosure of credit risk exposure [line items]
Credit exposure period	60 days
Bottom of range [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Credit exposure period	7 days
Top of range [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Credit exposure period	30 days